Warranty liability:	12 Months Ended
Dec. 31, 2012
Warranty liability:
Warranty liability:

14.       Warranty liability:

A continuity of the warranty liability is as follows:

	December 31, 2012	December 31, 2011	March 31, 2011

Balance, beginning of period	$4,401	$1,314	$1,769
Warranty claims	(3,099)	(1,395)	(2,124)
Warranty accruals	5,303	4,530	1,740
Impact of foreign exchange	(225)	(48)	(71)
Balance, end of period	$6,380	$4,401	$1,314
Current portion	(2,072)	(1,187)	(154)
Long-term portion	4,308	3,214	1,160